RELATED PARTIES (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Related Party Transactions [Table Text Block]
	Year ended November
	30,
	2012	2011
Management and consulting fees to the Chairman of the Board. See also Note 10d.	$22,679	$-
Compensation to the non-executive directors (except the Chairman of the Board)	$27,344	$-